Share Repurchase Program	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Share Repurchase Program

10. SHARE REPURCHASE PROGRAM

In May 2021, the Company announced that its board of directors had approved a share repurchase program of up to US$150 million of the Company’s outstanding ADSs over the next 12 months. From 2022 to March 2025, the board of directors of the Company has approved multiple extensions of the expiration date of the share repurchase program, which was extended to May 21, 2026. Under the terms of this program, the Company may repurchase its issued and outstanding ADSs in open-market transactions on the New York Stock Exchange. As of December 31, 2025, the Company has repurchased 15,682,173 ADSs (equivalent to 15,682,173 Class A ordinary shares) for approximately US$106.0 million under this program.

On March 8, 2026, the Company’s board of directors approved a new share repurchase program (the “2026 Share Repurchase Program”), under which the Company is authorized to repurchase up to US$150 million of its outstanding ADSs over a period of 24 months starting from March 9, 2026.